CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Consolidated Net loss	$ (2,341)	$ (51,750)	$ (27,335)
Other comprehensive income (loss):
Foreign currency translation adjustments	(1,039)	476	1,011
Available-for-sale securities:
Changes in unrealized gains (losses)	46	72	(286)
Reclassification adjustments for (gains) losses included in net loss	(2)	54	151
Net change	44	126	(135)
Cash flow hedges:
Unrealized gains, net	138	177
Reclassification adjustments for (gains) loss included in net loss	(61)	(102)
Net change	77	75
Other comprehensive income (loss)	(918)	677	876
Comprehensive loss before non-controlling interest	(3,259)	(51,073)	(26,459)
Net Comprehensive loss attributable to non-controlling interest	998	955	1,909
Comprehensive loss attributable to Syneron shareholders	$ (2,261)	$ (50,118)	$ (24,550)